Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 550,164	$ 112,681
Prepaid expenses	143,675
Total current assets	693,839	112,681
Investments held in Trust Account	203,081,753
Deferred offering costs associated with initial public offering		276,511
Total assets	203,775,592	389,192
Current liabilities:
Accrued expenses		214,261
Accrued expenses - related party	105,000
Accounts payable	4,310	3,750
Notes payable - related parties		155,000
Total current liabilities	109,310	373,011
Deferred underwriting commissions	7,000,000
Total liabilities	7,109,310	373,011
Commitments
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	2,412,951	24,425
Retained earnings (accumulated deficit)	2,586,468	(8,819)
Total shareholders' equity	5,000,002	16,181
Total Liabilities and Shareholders' Equity	203,775,592	389,192
Class A Ordinary Shares [Member]
Current liabilities:
Class A ordinary shares, $0.0001 par value; 19,166,628 and 0 shares subject to possible redemption as of December 31, 2018 and 2017, respectively	191,666,280
Shareholders' Equity:
Ordinary shares	83
Total shareholders' equity	83
Class B Ordinary Shares [Member]
Shareholders' Equity:
Ordinary shares	500	575
Total shareholders' equity	$ 500	$ 575